Discontinued Operations	6 Months Ended
Jun. 30, 2026
Discontinued Operations [Abstract]
Discontinued Operations

19. Discontinued Operations

On October 13, 2025, the Company held an extraordinary general meeting of the holders of the Company’s ordinary shares at which a resolution was approved authorizing the disposal of Long Ye International Limited, a Cayman Islands company (“Long Ye”), Long Ye Information Technology Limited, a Hong Kong company (“Long Ye HK”), Beijing Sangu Maolu Information Technology Co., Ltd., a PRC company (“Sangu Maolu”), TuanChe Information Limited, a Hong Kong company, (“Tuanche HK”), TuanYuan Internet Technology (Beijing) Co., Ltd., a PRC company (“TuanYuan”), TuanChe Group Inc., a Cayman Islands company, (“Tuanche Cayman”), TuanChe Information Group Limited, a Hong Kong company (“Tuanche Info”), Chema Technology (Beijing) Co., Ltd., a PRC company (“Chema”,together with Long Ye, Long Ye HK, Beijing Sangu Maolu, Tuanche HK, TuanYuan, Tuanche Cayman and Tuanche Info, the “Targets”), for a nominal cash consideration of US$1.

The Group’s primary business is operating an integrated automotive marketplace in China. The disposed entities (e.g., TuanChe Internet Information Service (Beijing) Co., Ltd., Sangu Maolu, Chema Technology) are the primary vehicles through which the Group conducted its main operations, including organizing auto shows and providing marketing services.

As of October 31, 2025, the Group ceased to participate in the operations and management of the disposed business.

In accordance with ASU No. 2014-08, Reporting Discontinued Operations and Disclosures of Disposals of Components of an Entity, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major effect on an entity’s operations and financial results when the components of an entity meets the criteria in paragraph 205-20-45-1E to be classified as held for sale. When all of the criteria to be classified as held for sale are met, including management, having the authority to approve the action, commits to a plan to sell the entity, the major current assets, other assets, current liabilities, and non-current liabilities shall be reported as components of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes benefit, shall be reported as a component of net loss separate from the net loss of continuing operations in accordance with ASC 205-20-45. The results of operations related to the Discontinued Business, including comparatives, were reported as loss from discontinued operations for the six months ended June 30, 2025.

Results of discontinued operations:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Net revenues	19,777	-
Cost of revenues	(4,151)	-
Gross profit	15,626	-
Operating expenses:		-
Selling and marketing expenses	(33,882)	-
General and administrative expenses	(7,408)	-
Research and development expenses	(1,370)	-
Total operating expenses	(42,660)	-
Loss from discontinued operations	(27,034)	-
Other income/(expenses):		-
Interest expenses, net	(753)	-
Gain/(loss) from equity method investments	(157)	-
Impairment of goodwill		-
Other income, net	(900)	-
Loss from discontinued operations before income taxes	(28,844)	-
Income tax benefit	-	-
Net loss from discontinued operations	(28,844)	-

Cash flows of the discontinued operations:

	For the six months ended June 30,
	2025	2026
	RMB	RMB
Net cash used in discontinued operations
Net cash( used in)/generated from operating activities	(807)	-
Net cash generated from/(used in) investing activities	-	-
Net cash generated from/(used in) financing activities	(1,101)	-